Related Party Transaction (Details Narrative) (Detail)	3 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended		0 Months Ended	3 Months Ended				3 Months Ended									3 Months Ended
	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 31, 2013	Mar. 31, 2014 Advisory Services [Member]	Jan. 31, 2014 Shareholders [Member] USD ($)	Dec. 31, 2013 Shareholders [Member] USD ($)	Dec. 31, 2012 Shareholders [Member] USD ($)	Jul. 29, 2013 Related Party [Member] USD ($)	Jun. 25, 2013 Related Party [Member]	Jan. 27, 2013 Related Party [Member] USD ($)	Dec. 31, 2013 Three Individuals [Member] USD ($)	Dec. 31, 2012 Three Individuals [Member] USD ($)	Sep. 30, 2013 Chief Executive Officer [Member] USD ($)	Mar. 31, 2014 Chief Executive Officer [Member] USD ($)	Mar. 31, 2014 MPL Ltd. ("MPL") USD ($)	Mar. 31, 2014 Internet Marketing Hub Ltd. ("IMH") USD ($)	Mar. 31, 2014 Internet Marketing Hub Ltd. ("IMH") President [Member]	Mar. 31, 2014 Internet Marketing Hub Ltd. ("IMH") Monthly Payment When Agreement Continues [Member] USD ($)	Mar. 31, 2014 Internet Marketing Hub Ltd. ("IMH") Monthly Payment When Agreement Continues [Member] GBP (£)	Mar. 31, 2014 Internet Marketing Hub Ltd. ("IMH") Additional Monthly Payment [Member] USD ($)	Mar. 31, 2014 Internet Marketing Hub Ltd. ("IMH") Additional Monthly Payment [Member] GBP (£)	Mar. 31, 2014 Fields Texas USD ($)	Mar. 31, 2014 Fields Texas FIN Electronic Cigarette USD ($)	Mar. 31, 2014 Fields Texas Development Cost [Member] USD ($)	Mar. 31, 2014 Fields Texas Partnership Agreement [Member]	Mar. 31, 2014 Fields Texas Advisory Services [Member]	Mar. 31, 2014 Fields Texas Advisory Agreement [Member] USD ($)
Related Party Transaction [Line Items]
Royalties																$ 42,737
Related party, ownership percentage																		50.00%
Related party, supplier agreement payment																			24,900	15,000	16,600	10,000
Total cost incurred under the agreement																	62,882
Repayment of related party debt																								500,000	200,000
Original Issue Strike Price, Warrants Issued	$ 5.00																						$ 5
Original Issue Strike Price, Warrants, Beginning	$ 9.05																						$ 9.05
Warrants, issued				200,000	6,614,000																					5,730,750	500,000
Warrants, Liabilities	94,859,540	16,600,500																					64,900,000
Fair value in excess of proceeds	29,215,500																											48,300,000
Due to related party		448,166	703,870				448,166	703,570			250,000
Accrued interest, paid						115,078
Monthly payment for services														21,000	21,000
Accrued Interest							110,000	34,000
Related party transaction, interest rate							12.00%				8.00%
Related party transaction, maturity Date							Jan. 31, 2014				Jan. 31, 2014
Conversion of debt, Shares issued											40,000
Issuance of common shares in reverse merger acquisition, Shares										2,600,000
Payments of convertible notes									250,000
Stock repurchased and retired									1,600,000
Deferred compensation			350,003										350,000
Decrease in Deferred compensation		$ (350,003)	$ 350,003									$ (350,000)